Property and Equipment	3 Months Ended
Jul. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
5.
PROPERTY AND EQUIPMENT

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Computer Software $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2023	288	53	50	9,085	167	626	6,473	31	16,773
Additions	56	—	—	7,826	1	27	1,316	—	9,226
Disposals	(111)	(31)	(49)	(1,634)	—	(344)	(2,554)	—	(4,723)
Foreign exchange	(4)	(1)	(1)	(133)	(3)	(2)	(92)	—	(236)
Balance, April 30, 2024	229	21	—	15,144	165	307	5,143	31	21,040
Additions	—	—	—	—	—	—	46	215	261
Foreign exchange	4	—	—	242	3	2	78	—	329
Balance, July 31, 2024	233	21	—	15,386	168	309	5,267	246	21,630

Accumulated Depreciation:
Balance, April 30, 2023	157	33	50	1,752	57	388	3,913	—	6,350
Depreciation	101	4	—	1,723	56	58	849	—	2,791
Disposals	(110)	(31)	(49)	(1,606)	—	(344)	(2,554)	—	(4,694)
Foreign exchange	(2)	—	(1)	(38)	(1)	—	(61)	—	(103)
Balance, April 30, 2024	146	6	—	1,831	112	102	2,147	—	4,344
Depreciation	25	1	—	473	14	15	255	—	783
Foreign exchange	3	(1)	—	31	2	1	30	—	66
Balance, July 31, 2024	174	6	—	2,335	128	118	2,432	—	5,193

Net Book Value:
April 30, 2024	83	15	—	13,313	53	205	2,996	31	16,696
July 31, 2024	59	15	—	13,051	40	191	2,835	246	16,437